Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of Transaction Between Related Parties

	Transaction value			Outstanding balances
In thousands of soles	2025	2024	2023	2025	2024	2023
Sales of oncologic healthcare services
Joint ventures	1	50	35	8	234	236
Associates	—	—	—	—	—	—
Others	1,748	6,135	1,151	3,578	2,957	1,234

	1,749	6,185	1,186	3,586	3,191	1,470

Cost of sales of oncologic healthcare services
Joint ventures	3,507	3,929	3,791	629	1,076	1,096
Associates	14,125	15,878	12,164	4,433	3,473	2,574
Others	12,317	13,032	10,747	9,920	3,160	3,185

	29,949	32,839	26,702	14,982	7,709	6,855

Administrative expenses
Services provided by related parties (iv), (v)	3,138	1,844	2,620	1	630	816
Other management charges	4,839	4,521	2,844	1,784	4,439	1,452

	7,977	6,365	5,464	1,785	5,069	2,268

Selling expenses
Services provided by related parties (vi)	1,406	1,761	1,106	353	396	123

	1,406	1,761	1,106	353	396	123

Finance income
Loans and related interest from related parties	8	71	—	865	1,952	—
Loans and related interest to related parties	(18)	—	—	—	—	—

	(10)	71	—	865	1,952	—

Others
Services provided by related parties	349	—	—	56	—	—

	349	—	—	56	—	—